ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

These are primarily comprised of payments to vendors, accrued interest on debt, and accrued legal bills.

	June 30,	December 31,
	2026	2025
Accounts Payable	$3,006,412	$2,950,052
Credit Cards	33,741	37,400
Accrued Interest	3,031,964	2,849,977
Accrued Expenses	3,594,925	2,205,714
Total Accounts Payable and Accrued Expenses	$9,667,042	$8,043,143

	December 31,	December 31,
	2025	2024
Accounts Payable	$2,950,052	$2,364,398
Credit Cards	37,400	25,118
Accrued Interest	2,849,977	2,439,466
Accrued Expenses	2,205,714	1,064,369
Total Accounts Payable and Accrued Expenses	$8,043,143	$5,893,351